Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Maturity Schedule for Contractual Commitments
The table below shows the maturity schedule for the newbuilding contractual commitments, which reflects all recent deferral agreements with DSME, Samsung, Cosco and Dalian, and assumes we exercise the remaining deferral options for the Sevan Developer with Cosco:

(In US$ millions)	2016	2017	2018	2019	2020	2021 and thereafter	Total
Newbuildings	188	2,158	1,174	529	—	—	4,049

Maximum Potential Future Payment for each Type of Guarantee
The Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(In US$ millions)	December 31, 2015	December 31, 2014
Guarantees in favor of customers [1,2,3]	1,530	1,824
Guarantees in favor of banks [1,2,3,4]	1,632	1,254
Guarantees in favor of suppliers [1,3,4]	2,744	3,898
Total	5,906	8,404

(1)
Guarantees to Seadrill Partners - Within guarantees in favor of customers are guarantees provided on behalf of Seadrill Partners of $370 million (2014: $370 million). Guarantees in favor of banks include guarantees provided on behalf of Seadrill Partners of $698 million (2014: $423 million). Guarantees in favor of suppliers includes guarantees on behalf of Seadrill Partners of $86 million (2014: $92 million). See Note 31 to the consolidated financial statements included herein.

(2)
Guarantees to SeaMex - Within guarantees in favor of customers are guarantees provided on behalf of SeaMex of $30 million (2014: $0 million). Guarantees in favor of banks includes guarantees on behalf of SeaMex of $81 million (2014: $0 million). See Note 31 to the consolidated financial statements included herein.

(3)
Guarantees to Archer - Within guarantees provided to customers are guarantees provided on behalf of Archer of $8 million (2014: nil). Within guarantees in favor of banks are guarantees provided on behalf of Archer of $268 million and EUR 33 million ($36 million) (2014: $370 million and EUR 48 million ($71.9 million)). Guarantees in favor of suppliers includes guarantees on behalf of Archer of GBP 9 million ($14 million) (2014: GBP 26 million ($40 million)). See Note 31 to the consolidated financial statements included herein.

(4)
Guarantees to Seabras Sapura -Within guarantees in favor of banks are guarantees provided on behalf of Seabras Sapura Participacoes and Seabras Sapura Holdco totaling $550 million (2014: $293 million). Within guarantees in favor of suppliers are guarantees provided in relation to our joint ventures Seabras Sapura Participacoes and Seabras Sapura Holdco of EUR 0 million ($0 million) and $125 million respectively (2014: EUR 47 million ($60 million) and $375 million respectively). See Note 31 to the consolidated financial statements included herein.